Share-based payments - Virtual shares program II (New VSOP) - Expense recognized in the statement of operations and other comprehensive income (loss) (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands
					2 Months Ended	12 Months Ended
	Dec. 14, 2022 € / shares	Oct. 19, 2021 EUR (€) € / shares	Mar. 11, 2021 EUR (€) € / shares	Feb. 10, 2021	Jun. 30, 2020 shares	Dec. 31, 2022 USD ($) Option $ / shares	Dec. 31, 2022 EUR (€) Option	Dec. 31, 2021 EUR (€) Option	Dec. 31, 2021 USD ($) Option $ / shares	Dec. 31, 2020 USD ($) Option	Dec. 31, 2020 EUR (€) Option	Dec. 31, 2019
Share-based payments
Number of awards exercisable										0	0
Number of options exercised | Option								557,171
Average share price | (per share)	€ 6.96	€ 34.56	€ 69.69			$ 16.81			$ 61.28
Provision for employer taxes		€ 8,000				$ 51				$ 981
Employer taxes payable | $						$ 45			$ 493
Selling and distribution expenses							€ (199)	€ (82)
Research and development expenses							(909)	(240)
General and administrative expenses							(2,000)	(383)
New VSOP
Share-based payments
Number of awards exercisable												0
Provision for employer taxes							€ 51	147
New VSOP | Exercise of options | Share transaction
Share-based payments
Lock-up period				180 days
Number of options exercised						147,620	147,620
Prior VSOP
Share-based payments
Grant date fair value of virtual shares | shares					658,735
Number of awards exercisable												0
Provision for employer taxes			€ 26,000
Selling and distribution expenses							€ (8)	(25)			€ (213)
Research and development expenses							(45)	(369)			(1,840)
General and administrative expenses							€ (78)	€ (230)			€ (3,135)
Former Chief Executive Officer Grant
Share-based payments
Number of awards exercisable | Option						0			0	0	0
Number of options exercised						777,260	777,260	1,524,900
Selling and distribution expenses							€ 23	€ (188)			€ (296)
Research and development expenses							69	(349)			(1,421)
General and administrative expenses							3	(35)			(47)
Total							95	(572)			€ (1,764)
LTIP
Share-based payments
General and administrative expenses							€ 5,564	€ 12,472